Membership Interests (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 17, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 18, 2022
Subsequent Event [Line Items]
Members contribution		$ 705	$ 788	$ 1,978
Current authorized regulatory capitalization ratio, debt		57.50%
Current authorized regulatory capitalization ratio, equity		42.50%
Regulatory capitalization ratio, debt		53.10%
Regulatory capitalization ratio, equity		46.90%
Regulatory liability balance		$ 1,463
Subsequent Event [Member]
Subsequent Event [Line Items]
Members contribution	$ 106
Cash distribution					$ 106